Net operating revenue - Reconciliation between gross revenue and net operating revenues for the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross operating revenue	R$ 904,691	R$ 784,150	R$ 656,137
PIS	(5,483)	(4,642)	(3,932)
COFINS	(25,300)	(21,425)	(18,148)
ISS	(20,582)	(17,619)	(15,981)
INSS (Social security)	(32,967)	(29,393)	(25,009)
Other	(6,468)	(4,563)	(3,751)
Cancellations	(25,732)	(20,949)	(17,726)
Sales deductions	(116,532)	(98,591)	(84,547)
Total revenue	788,159	685,559	571,590
Linx Pay Meios de Pagamentos Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,902	10
Subscriptions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross operating revenue	759,128	680,800	589,520
Consulting service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross operating revenue	R$ 145,563	R$ 103,350	R$ 66,617